Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Inventories [line items]
Inventories expenses recognised as during period	€ 170.7	€ 154.7	€ 401.9	€ 336.0
Cost of Sales
Disclosure Of Inventories [line items]
Inventory write-down	€ 3.3	€ 6.5	€ 12.1	€ 12.1